Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is April 18, 2013

The Real Estate Securities Portfolio:

Upon the recommendation of the Adviser, the Board of Trustees of HC Capital Trust has approved a modification of the Principal Investment Strategies of the Portfolio to allow the Portfolio to implement its real estate securities strategies by investing primarily in shares of other real estate-oriented investment companies, such as exchange-traded funds (“ETFs”). Accordingly, the following changes to the disclosure related to the Real Estate Securities Portfolio are effective April 26, 2013:

1. The following replaces the “Fees and Expenses” section on page 26 of the Prospectus:

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.05%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.18%
Total Annual Portfolio Operating Expenses	0.31%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

2. The following supplements the “Principal Investment Strategies” disclosure on page 26 of the Prospectus:

The Portfolio may implement its principal investment strategy by investing up to 100% of its assets in exchange-traded funds, that themselves invest in real estate-related securities.

HCTPROSUPP- ADV-20130418

3. The following supplements the “Principal Investment Risks” disclosure on page 27 of the Prospectus:

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.

•

Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.

4. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since April, 2013.

Investment Subadvisor

Wellington Management Company LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in real estate securities.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM: John Tucker, CFA and Michael Feehily, CFA have not yet begun providing portfolio management services to the Portfolio.

5. The following supplements the “More Information About Fund Investments and Risks” disclosure related to the Real Estate Securities Portfolio on page 91 of the Prospectus:

The Portfolio may implement its investment strategy by investing in exchange traded investment companies, known as “ETFs,” that themselves invest in the equity and debt securities issued by real estate-related companies including real estate investment trusts (REITs). For more information on ETFs, see “Investments in Other Investment Companies” on page 114 of this Prospectus.

6. The following supplements the “Investments in Other Investment Companies” disclosure on page 114 of the Prospectus:

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. Under these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

7. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 115 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Short-Term Municipal Bond Portfolio:

1.	The following replaces the section of the Prospectus under the “Portfolio Managers” section on page 73 of the Prospectus:

HCTPROSUPP- ADV-20130418

Breckinridge: Peter Coffin, David Madigan, and Martha Field Hodgman have co-managed the Portfolio since March, 2006. Susan Mooney and Matthew Buscone have co-managed the Portfolio since February, 2007 and July, 2008, respectively. Ji Young has managed the Portfolio since March 2013.

The Intermediate Term Municipal Bond II Portfolio:

1.	The following replaces the section of the Prospectus under the “Portfolio Managers” section on page 81 of the Prospectus:

Breckinridge: Peter Coffin, David Madigan, Martha Field Hodgman, Susan Mooney and Matthew Buscone have co-managed the Portfolio since March, 2010 and Ji Young has managed the Portfolio since March 2013.

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio:

The following replaces the third and fourth paragraphs under the “Breckinridge Capital Advisors, Inc” section of the “Specialist Manager Guide” on page 129 of the Prospectus:

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Martha Field Hodgman, Executive Vice President at Breckinridge since 2001, Susan Mooney, Senior Vice President of Breckinridge since 2007, Matthew Buscone, Vice President, at Breckinridge since 2002 and Ji Young, Portfolio Manager since March 2012.

Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. From 2003-2007 Ms. Mooney was Director of Fixed Income and principal at Freedom Capital Management, LLC, where she managed institutional fixed income assets for pension funds, corporations and endowments. Prior to that position she was Managing Director at Harbor Capital. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Young joined Breckinridge in October 2008 as a member of the Credit Research Team and transitioned to Portfolio Management in March 2012. Prior to joining Breckinridge she was a credit analyst within the Public Finance Group at Assured Guaranty.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on March 5, 2013) Effective immediately, Michael Rieger will no longer serve as a portfolio manager for The Fixed Income Opportunity Portfolio managed by Seix Investment Advisors, LLC (“Seix”).

2.	The following replaces the section of the Prospectus with respect to Seix under the “Portfolio Managers” section on page 57 of the Prospectus:

Seix: Michael Kirkpatrick and Brian Nold have managed the portion of the Portfolio allocated to Seix since November, 2007 and Vincent Flanagan has managed the Portfolio since February, 2013.

3.	The following replaces the third paragraph under “Seix Investment Advisors LLC” of the “Specialist Manager Guide” on page 135 of the Prospectus:

Day-to-day high yield investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of Michael Kirkpatrick, Brian Nold and Vincent Flanagan. Michael Kirkpatrick, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses principally on the Flagship High Yield Portfolios in addition to a High Yield Unconstrained strategy. Prior to joining Seix in 2002, Mr. Kirkpatrick was a Senior Analyst at Oppenheimer Funds, Inc. covering the Telecommunications and Cable industries. Mr. Nold, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses on a High Yield Unconstrained strategy in addition to the Flagship High Yield Portfolios. Before joining Seix in 2003, he was a High Yield Analyst at Morgan Stanley in Global High Yield Research. Vincent Flanagan, Portfolio Manager and Senior High Yield Research Analyst, is primarily focused on bank loans. Prior to joining Seix in 2006, Mr. Flanagan was the director of research for Assurant, Inc.

HCTPROSUPP- ADV-20130418

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on March 5, 2013)

1. The following supplements the “Portfolio Managers” section on page 69 of the Prospectus:

Mellon Capital: Mr. David C. Kwan, Ms. Zandra Zelaya and Mr. Gregg Lee have co-managed the Portfolio since December, 2012.

The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

1. The following supplements the “Portfolio Managers” section on page 52 of the Prospectus:

Mellon Capital: Mr. David C. Kwan and Ms. Zandra Zelaya have co-managed the Portfolio since December, 2010 and Mr. Gregg Lee has managed the Portfolio since December, 2012.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 134 of the Prospectus:

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. Effective September 1, 2012, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA, Ms. Zandra Zelaya, CFA and Mr. Gregg Lee, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Gregg Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 23 years of investment experience and 23 year at the firm. He earned a B.S. at the University of California at Davis.

As of June 30, 2012, Mellon Capital had assets under management totaling approximately $240 billion, which includes overlay strategies.

The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on January 8, 2013) Effective January 8, 2013, the investment advisory relationship between the Trust and BlackRock Financial Management, Inc. (“BlackRock”) with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has been terminated. Any and all references to BlackRock are hereby removed.

HCTPROSUPP- ADV-20130418

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on December 11, 2012) At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 66 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.44%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

2. The following supplements the “Principal Investment Risks” section on page 67 of the Prospectus:

•

Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

3. The following replaces the “Investment Subadvisers” section on page 69 of the Prospectus:

Blackrock and Mellon Capital are the Specialist Managers for the Portfolio.

4. The following supplements the “Specialist Managers” section under “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” on page 103 of the Prospectus:

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

5. The following replaces the paragraph with respect to “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” under “More Information About Fund Investments and Risks” on page 117 of the Prospectus:

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock and 100% Mellon Capital.

HCTPROSUPP- ADV-20130418

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

2. The following supplements the “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 99 of the Prospectus:

The Mellon Capital Investment Selection Process

Mellon Capital currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in investment grade mortgage-backed and asset-backed securities, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

With respect to the portion of the Portfolio invested in securities issued or fully guaranteed by the U.S. Government, Federal Agencies or sponsored agencies, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

HCTPROSUPP- ADV-20130418

3. The following replaces the paragraph with respect to “The Core Fixed Income Portfolio” under “More Information About Fund Investments and Risks” on page 117 of the Prospectus:

The Core Fixed Income Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock, 66% Mellon Capital and 34% Seix.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 53 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.64%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

2. The following replaces the second paragraph under “Seix Investment Advisors LLC” in the Specialist Manager Guide on page135 of the Prospectus:

For its services to The Fixed Income Opportunity Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.40% for the first $100 million of the Combined Assets (as defined below), 0.25% on the next $200 million of the Combined Assets, and 0.20% on the balance of the Combined Assets. For the purpose of computing Seix’s fee for The Fixed Income Opportunity Portfolio, the term “Combined Assets” shall mean the sum of (i) the net assets of the Portfolio; and (ii) the net assets of each other Hirtle Callaghan account to which Seix provides similar services. During the fiscal year ended June 30, 2012 Seix received a fee of 0.42% of the average daily net assets of that portion of The Fixed Income Opportunity Portfolio allocated to Seix.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HCTPROSUPP- ADV-20130418